Business combinations - Narrative (Details)									3 Months Ended	7 Months Ended		12 Months Ended
	Jun. 15, 2018 USD ($) ship T	Jun. 14, 2018 USD ($)	Jun. 12, 2018 USD ($) ship credit_facility	Jun. 11, 2018 USD ($) ship T	Dec. 20, 2017	Jun. 02, 2016 USD ($) ship entity T	Jun. 01, 2016 entity	May 20, 2016 ship	Dec. 31, 2018 USD ($) ship	Dec. 31, 2018 USD ($) ship	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) ship	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship						2
Proportion of ownership interest in subsidiary												100.00%
Number of entities accounted for using equity method | entity							4
Losses on disposal of investments in equity accounted investees												$ 0	$ 0	[1]	$ 24,150,000	[1]
Number Of very large crude carriers sold | ship	6		6
Identifiable assets acquired (liabilities assumed)									$ 576,482,000	$ 576,482,000		$ 576,482,000
Target leverage percentage												50.00%
Early repayments												$ 1,031,401,000	667,250,000
Gain on bargain purchase												23,059,000	$ 0	[1],[2]	$ 0	[1],[2]
Non-current receivables and current assets recognized as of acquisition date, gross			$ 98,200,000
Provision for uncollectable receivables			2,000,000
Non-current receivables and current assets recognized as of acquisition date, net			$ 96,200,000
Vessels
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship								2
Captain Michael | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T						157,648
The Maria | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T						157,523
Bretta Tanker Holdings, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels covered under the joint venture | ship								4
Laravotto and Fiorano
Disclosure of detailed information about business combination [line items]
Number of entities accounted for using equity method | entity						2
Loss recognized due to re-measurement to fair value						$ 13,500,000
Moneghetti and Fontvieille
Disclosure of detailed information about business combination [line items]
Number of entities accounted for using equity method | entity						2
Loss recognized due to re-measurement to fair value						$ 10,700,000
Larvotto Shipholding Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						100.00%							100.00%		100.00%
Fiorano Shipholding Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						100.00%							100.00%		100.00%
Laravotto and Fiorano
Disclosure of detailed information about business combination [line items]
Number of acquired companies | entity						2
Revenue of acquiree since acquisition date											$ 4,800,000
Profit (loss) of acquiree since acquisition date											$ 100,000
Revenue of combined entity as if combination occurred at beginning of period															$ 698,300,000
Profit (loss) of combined entity as if combination occurred at beginning of period															$ 205,100,000
Fair value of pre-existing interests in Larvotto and Fiorano						$ (18,633,000)
Equity interests of acquirer (in shares)						(21,498,000)
Identifiable assets acquired (liabilities assumed)						$ 67,169,000
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				72.00%
Revenue of acquiree since acquisition date										16,500,000
Profit (loss) of acquiree since acquisition date										$ (43,700,000)
Revenue of combined entity as if combination occurred at beginning of period												665,500,000
Profit (loss) of combined entity as if combination occurred at beginning of period												(160,100,000)
Stock exchange ratio			0.7272	0.7272
Equity interests of acquirer (in shares)			$ 60,815,764
Premium on stock exchange ratio					35.00%
Proportion of ownership interests held by non-controlling interests				28.00%
Identifiable assets acquired (liabilities assumed)				$ 435,522,000
Legal fees												5,000,000
Number of credit facilities assumed in business combination | credit_facility			2
International Seaways
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	$ 140,960,000
Other notes
Disclosure of detailed information about business combination [line items]
Early repayments			$ 205,700,000									$ 205,710,000	$ 0
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of credit facilities | credit_facility			3
Tankers | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				29
Vessel, mass | T				7,400,000
VLCC
Disclosure of detailed information about business combination [line items]
Sale price		$ 120,000,000
Receivable from sale of subsidiary									$ 20,900,000
VLCC | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				21
Suezmax Vessels | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				6
Panamax Vessels | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				2
Eco VLCC | Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				19
Very Large Crude Carrier And Suezmax
Disclosure of detailed information about business combination [line items]
Number Of Ships | ship									72	72		72
Floating Storage And Offloading
Disclosure of detailed information about business combination [line items]
Number Of Ships | ship									2	2		2
Gener8 Miltiades | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	301,038
Gener8 Chiotis | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	300,973
Gener8 Success | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	300,932
Gener8 Andriotis | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	301,014
Gener8 Strength | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	300,960
Gener8 Supreme | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T	300,933

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.